Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 38,706,231	$ 35,907,852
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	30,058,697	27,585,715
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	30,058,697	27,585,715
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,647,534	8,322,137
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	28,305,163	26,147,914
Registered Investment Companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	28,305,163	26,147,914
Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,600,582	1,272,631
Self-Directed Brokerage Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,600,582	1,272,631
Star Equity Holdings Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	147,915	157,879
Star Equity Holdings Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	147,915	157,879
Money Market Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,037	7,291
Money Market Account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,037	7,291
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 8,647,534	$ 8,322,137